Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 6,513,514	$ 6,348,605
Investment in concessions at end of period	$ 387,548	7,648,417	6,513,514	$ 6,348,605
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		8,495,121	8,150,349	7,807,228
Increase		1,326,458	344,772	347,988
Disposals				(4,867)
Investment in concessions at end of period		9,821,579	8,495,121	8,150,349
Accumulated depreciation and amortization
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(1,981,607)	(1,801,744)	(1,626,951)
Increase		(191,555)	(179,863)	(175,106)
Disposals				313
Investment in concessions at end of period		(2,173,162)	(1,981,607)	(1,801,744)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to concessioned assets
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		4,532,716	4,187,944
Investment in concessions at end of period		$ 5,859,174	$ 4,532,716	$ 4,187,944